FINANCIAL INSTRUMENTS - Foreign Exchange Future and Forward Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on foreign exchange contracts	$ 4,320	$ 452	$ 23,564
Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on foreign exchange contracts	$ 2,963	$ (3,734)